                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):         [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FSI Group, LLC
Address:          441 Vine Street
                  Suite 1300
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:

John M. Stein                Cincinnati, Ohio          May 11, 2011
---------------------        ----------------          ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                                       -1-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:          $166,332 (thousands)

List of Other Included Managers:                 Elbrook Holdings, LLC

                                       -2-
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
COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6        COLUMN 7        COLUMN 8
---------------- ---------------- ---------- ----------- -------------------------- ----------- -------------- ---------------------
Name of Issuer    Title of Class     CUSIP   FMV (000's) SH or PRN SH\PRN PUT\ CALL Inv. Discr.       Oth Mgrs    Sole   Shared None
---------------- ---------------- ---------- ----------- --------- ------ --------- ----------- -------------- --------- ------ ----
ALLIANCE BANCORP
 INC             COM               01890A108 $       856    80,000 SH                  SOLE                       80,000      0    0
AMERICAN CAPITAL
 LTD             COM               02503Y103 $     5,445   550,000 SH                  SOLE                      550,000      0    0
AMERICAN
FINANCIAL GROUP  COM               025932104 $     4,448   127,000 SH                  SOLE                      127,000      0    0
AMERISERV FINL
 INC             COM               03074A102 $     5,001 2,110,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC 2,110,000      0    0
BALTIC TRADING
 LTD             COM               Y0553W103 $     2,014   220,800 SH                  SOLE                      220,800      0    0
BCSB BANCORP INC COM               055367106 $     2,254   170,107 SH                  SOLE                      170,107      0    0
BCSB BANCORP INC COM               055367106 $       153    11,582 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    11,582      0    0
CAPITAL ONE FINL
 CORP.           W EXP 11/14/2018  14040H139 $     6,116   282,766 SH                  SOLE                      282,766      0    0
CHICOPEE BANCORP
 INC             COM               168565109 $       455    32,520 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    32,520      0    0
CITIGROUP INC    COM               172967101 $    11,007 2,490,332 SH                  SOLE                    2,490,332      0    0
CITIGROUP INC    COM               172967101 $     4,538 1,026,796 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC 1,026,796      0    0
CITIZENS
 REPUBLIC
 BANCORP         COM               174420109 $       445   500,000 SH                  SOLE                      500,000      0    0
CITIZENS
 REPUBLIC
 BANCORP         COM               174420109 $       445   500,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   500,000      0    0
COMMONWEALTH
 BANKSHARES INC  COM               202736104 $       431   463,236 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   463,236      0    0
COMMUNITY
 BANKERS TRUST
 CORP            COM               203612106 $       659   568,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   568,000      0    0
CORESITE REALTY
 CORP            COM               21870Q105 $       792    50,000 SH                  SOLE                       50,000      0    0
DIGITAL RLTY
 TRUST INC       COM               253868103 $     1,395    24,000 SH                  SOLE                       24,000      0    0
DORAL FINANCIAL
 CORP            COM NEW           25811P886 $       326   296,371 SH                  SOLE                      296,371      0    0
DORAL FINANCIAL
 CORP            COM NEW           25811P886 $     2,530 2,300,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC 2,500,000      0    0
DUPONT FABROS
 TECHNOLOGY      COM               26613Q106 $       982    40,500 SH                  SOLE                       40,500      0    0
EAST WEST
 BANCORP INC     COM               27579R104 $     1,326    60,384 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    60,384      0    0
FXCM, INC.       COM CLA           302693106 $     3,909   300,000 SH                  SOLE                      300,000      0    0
GREAT SOUTHERN
 BANCORP INC     COM               390905107 $       371    17,282 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    17,282      0    0
GULFPORT ENERGY
 CORP.           COM NEW           402635304 $       587    16,250 SH                  SOLE                       16,250      0    0
HILLTOP HOLDINGS
 INC             COM               432748101 $     2,510   250,000 SH                  SOLE                      250,000      0    0
JMP GROUP INC    COM               46629U107 $     1,148   133,333 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   133,333      0    0
JPMORGAN CHASE
 & CO            COM               46625H100 $     3,084    66,895 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    66,895      0    0
JP MORGAN CHASE
 & CO.           W EXP 10/28/2018  46634E114 $     4,936   294,132 SH                  SOLE                      294,132      0    0
KKR FINANCIAL
 HLDGS INC       COM               48248A306 $     4,699   480,000 SH                  SOLE                      480,000      0    0
LEUCADIA
 NATIONAL CORP   COM               527288104 $     3,589    95,607 SH                  SOLE                       95,607      0    0
MACKINAC
 FINANCIAL CORP  COM               554571109 $     2,047   340,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   340,000      0    0
MAIDEN HOLDINGS
 LTD             SHS               G5753U112 $     8,988 1,200,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC 1,200,000      0    0
METLIFE INC      COM               59156R108 $     4,908   109,728 SH                  SOLE                      109,728      0    0
NAVIOS MARITIME
 HOLDINGS INC    COM               Y62196103 $     3,129   548,919 SH                  SOLE                      548,919      0    0
NEW YORK
 CMNTY BANCORP   COM               649445103 $     2,158   125,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   125,000      0    0
NYSE EURONEXT    COM               629491101 $     7,034   200,000 SH                  SOLE                      200,000      0    0
OMNIAMERICAN
 BANCORP INC     COM               68216R107 $       563    35,564 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    35,564      0    0
ORIENTAL
 FINANCIAL GROUP
 INC             COM               68618W100 $     9,194   732,600 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   980,786      0    0
PEOPLES FEDERAL
 BANCSHARES INC  COM               711037101 $     1,953   138,987 SH                  SOLE                      138,987      0    0
PNC FINL SVCS
 GROUP INC       W EXP 12/31/2018  693475121 $     3,254   217,489 SH                  SOLE                      217,489      0    0
POPULAR INC      COM               733174106 $     2,960 1,013,796 SH                  SOLE                    1,103,796      0    0
POPULAR INC      COM               733174106 $     1,469   503,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   503,000      0    0
PRUDENTIAL
 FINANCIAL INC   COM               744320102 $     5,234    85,000 SH                  SOLE                       85,000      0    0
SEACOAST BANKING
 CORP            COM               811707306 $     1,143   723,231 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   723,231      0    0
SOUTHERN
NATIONAL BANCORP COM               843395104 $     1,453   202,950 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   202,950      0    0
SUMMIT HOTEL
 PPTYS           COM               866082100 $     3,976   400,000 SH                  SOLE                      400,000      0    0
SUNTRUST BANKS   COM               867914103 $     4,326   150,000 SH                  SOLE                      150,000      0    0

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
SUNTRUST BANKS   COM               867914103 $     4,326   150,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   150,000      0    0
TIDELANDS
 BANCSHARES INC  COM               886374107 $       207   300,000 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   300,000      0    0
UMB FINANCIAL
 CORP            COM               902788108 $     1,026    27,457 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC    27,457      0    0
UNUMPROVIDENT
 CORP            COM               91529Y106 $     3,297   125,581 SH                  SOLE                      125,581      0    0
WALTER
INVESTMENT
 MANAGEMENT      COM               93317W102 $     4,033   250,000 SH                  SOLE                      250,000      0    0
WASHINGTON
 BANKING CO      COM               937303105 $     7,426   526,670 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   526,670      0    0
WEST COAST
 BANCORP         COM               952145100 $     1,253   360,995 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   360,995      0    0
WESTERN ALLIANCE
 BANCORP         COM               957638109 $     2,557   311,046 SH                  SOLE                      311,046      0    0
WESTERN ALLIANCE
 BANCORP         COM               957638109 $     1,969   239,519 SH                 DEFINED   ELBROOK
                                                                                                 HOLDINGS, LLC   239,519      0    0